Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries, UBS and HRL. All intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the recognition of revenue, initial recognition of intangible assets, carrying value of intangible assets and their useful lives, carrying amount of property, plant and equipment, carrying value of inventory, income tax expense, deferred income taxes, asset retirement obligations, liabilities related to employee benefits, lease obligations and research and development tax incentive income. Actual results could differ from those estimates.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Cash
,
Cash Equivalents
and Restricted Cash

The Company considers all highly liquid investments purchased with an initial maturity of three
months or less to be cash equivalents. For cash and cash equivalents, the carrying amount approximates fair value due to the short maturity of those instruments. The Company maintains cash and restricted cash, which includes performance guarantee issued in favor of a customer, tenant security deposits and credit card security deposits. As at
December 31, 2020
and
2019,
the Company has
not
realized any losses in such cash accounts and believes it is not
exposed to any significant risk of loss.

Concentration of Credit Risk and Other Risks and Uncertainties [Policy Text Block]
Concentration of Credit Risk and Other Risks and Uncertainties

Cash and cash equivalents and accounts receivable consist of financial instruments that potentially subject the Company to concentration of credit risk to the extent of the amount recorded on the consolidated balance sheets. The Company's cash and cash equivalents are primarily invested with one
of Australia's largest banks. The Company is exposed to credit risk in the event of default by the banks holding the cash or cash equivalents to the extent of the amount recorded on the consolidated balance sheets. The Company has not
experienced any losses on its deposits of cash and cash equivalents. The Company has not
identified any collectability issues with respect to receivables.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The carrying value of all current assets and current liabilities approximates fair value because of their short-term nature. The estimated fair value of all other amounts has been determined, depending on the nature and complexity of the assets or the liability, by using one
or all of the following approaches:

●	Market approach – based on market prices and other information from market transactions involving identical or comparable assets or liabilities.

●	Cost approach – based on the cost to acquire or construct comparable assets less an allowance for functional and/or economic obsolescence.

●	Income approach – based on the present value of a future stream of net cash flows.

These fair value methodologies depend on the following types of inputs:

●	Quoted prices for identical assets or liabilities in active markets (Level 1 inputs).

●
Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not
active or are directly or indirectly observable (Level
2
inputs).

●	Unobservable inputs that reflect estimates and assumptions (Level 3 inputs).

Inventory, Policy [Policy Text Block]
Inventory

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and estimated costs necessary to dispose. Inventories are principally determined under the average cost method which approximates cost. Cost comprises direct materials, direct labour and an appropriate portion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts.

	Years Ended December 31,
	2020	2019
	A$	A$
Raw materials	761,279	411,233
Work in progress	640,885	213,080
Finished goods	477,302	453,751
	1,879,466	1,078,064

Receivable [Policy Text Block]
Receivables

Trade accounts receivable are recorded at the invoiced amount and do not
bear interest. The allowance for doubtful accounts is the best estimate of the amount of probable credit losses in the existing accounts receivable. The allowance is determined based on a review of individual accounts for collectability, generally focusing on those accounts that are past due. The expense to adjust the allowance for doubtful accounts, if any, is recorded within general and administrative expenses in the consolidated statements of comprehensive income/(loss). Account balances are charged against the allowance when it is probable the receivable will not
be recovered.

	Years Ended December 31,
	2020	2019
	A$	A$
Accounts receivable	73,073	116,626
Allowance for doubtful debts	0	0
	73,073	116,626

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant, and Equipment
-
net

Property, plant, and equipment are recorded at acquisition cost, less accumulated depreciation.

Depreciation on plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful life of machinery and equipment is
3
to
10
years. Leasehold improvements are amortized on the straight-line method over the shorter of the remaining lease term or estimated useful life of the asset. Maintenance and repairs that do not
extend the life of the asset are charged to operations as incurred, include normal services, and do not
include items of a capital nature.

The Company received Commonwealth of Australia grant monies under grant agreements to support its development activities (refer to section on “Government Grants and Subsidies”), including in connection with the purchase of plant and equipment. Plant and equipment is presented net of the government grant. The grant monies are recognized against the acquisition costs of the related plant and equipment as and when the related assets are purchased.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

The Company reviews its capital assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may
not
be fully recoverable. In performing the review, the Company estimates undiscounted cash flows from products under development that are covered by these patents and licenses. An impairment loss is recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount of the asset. If the evaluation indicates that the carrying value of an asset is not
recoverable from its undiscounted cash flows, an impairment loss is measured by comparing the carrying value of the asset to its fair value, based on discounted cash flows. There was no
impairment of long-lived assets as at
December 31, 2020
and
2019.

Government Grants [Policy Text Block]
Government
G
rants
and Subsidies

From
2017
to
2019,
the Company was entitled to receive Commonwealth of Australia grant monies under grant agreements to support its development activities, including in connection with the purchase of plant and equipment. This grant was terminated by mutual consent on
December 19, 2019.
Plant and equipment is presented net of the government grant of
A$360,818
for the year ended
December 31, 2020 (
2019:
A$360,818
). The grants are recognized against the acquisition costs of the related plant and equipment as and when the related assets are purchased. Grants received in advance of the relevant expenditure are treated as deferred income and included in current liabilities on the balance sheet as the Company does not
control the monies until the relevant expenditure has been incurred. Grants due to the Company under research agreements are recorded as currents assets on the balance sheet.

The Company also receives various COVID-
19
related Government grants in return for compliance with conditions relating to the operating activities of the entity. The Government grants are recognized as other income when there is reasonable assurance that the entity will comply with the conditions attaching to them, and the grant will be received.

Other Liabilities [Policy Text Block]
Other Liabilities

Other liabilities represent a marketing support payment due to one
of our partners and is payable in US currency. The total amount of marketing support payment to be paid by the Company is
US$2,048,602.
These amounts will be paid once supporting documentation has been provided to the Company.

Debt, Policy [Policy Text Block]
Borrowings

The long-term unsecured loan is a government guaranteed loan of
CAD$40,000
to help eligible businesses with operating costs. This is among the business support measures introduced in the Canadian Federal Government's COVID-
19
Economic Response Plan, with the following terms:

●
the loan is interest free, and
25%
(i.e.
CAD$10,000
) of the loan is eligible for loan forgiveness if
75%
(i.e.
CAD$30,000
) has been fully repaid on or before
December 31, 2022.
It also has
no
principal repayments during this period;

●
if the loan is
not
repaid by
December 31, 2022,
it can be converted into a
3
-year term loan, and will be charged an annual interest rate of
5%,
payable monthly. It will still
not
incur any principal payment requirements until
December 31, 2025;
and

●	guaranteed by the Government of Canada.

Research and Development Expense, Policy [Policy Text Block]
Research and Development

Research and development expenses consist of costs incurred to further the Group's research and product development activities and include salaries and related employee benefits, costs associated with clinical trial and preclinical development, regulatory activities, research-related overhead expenses, costs associated with the manufacture of clinical trial material, costs associated with developing a commercial manufacturing process, costs for consultants and related contract research, facility costs and depreciation. Research and development costs are expensed as incurred.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company applies ASC
740
- Income Taxes which establishes financial accounting and reporting standards for the effects of income taxes that result from a company's activities during the current and preceding years. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Where it is more likely than
not
that some portion or all of the deferred tax assets will
not
be realized, the deferred tax assets are reduced by a valuation allowance. The valuation allowance is sufficient to reduce the deferred tax assets to the amount that is more likely than not
to be realized. A reconciliation of the valuation and qualifying accounts is attached as Schedule ii.

Pursuant to the new U.S. tax reform rules, UBI is subject to regulations addressing Global Intangible Low-Taxed Income ("GILTI") which was effective in
2018.
The GILTI rules are provisions of the U.S. tax code enacted as a part of tax reform legislation in the U.S. passed in
December 2017.
Mechanically, the GILTI rule functions as a global minimum tax for all U.S. shareholders of controlled foreign corporations (“CFCs”) and applies broadly to certain income generated by a CFC. The Company can make an accounting policy election to either: (
1
) treat GILTI as a period cost if and when incurred; or (
2
) recognize deferred taxes for basis differences that are expected to reverse as GILTI in future years. The Company has elected to treat GILTI as a period cost.

     We are subject to income taxes in the United States, Canada and Australia. Tax returns up to and including the
2019
financial year have been filed in all these jurisdictions.

Asset Retirement Obligation [Policy Text Block]
Asset Retirement Obligations

Asset retirement obligations (“ARO”) are legal obligations associated with the retirement and removal of long-lived assets. ASC
410
– Asset Retirement and Environmental Obligations requires entities to record the fair value of a liability for an asset retirement obligation when it is incurred. When the liability is initially recorded, the Company capitalizes the cost by increasing the carrying amounts of the related property, plant and equipment. Over time, the liability increases for the change in its present value, while the capitalized cost depreciates over the useful life of the asset. The Company derecognizes ARO liabilities when the related obligations are settled.

The ARO is in relation to our premises where in accordance with the terms of the lease, the lessee has to restore part of the building upon vacating the premises.

ARO for the years ended
December 31, 2020,
and
2019
was
A$2,734,800
and
A$2,600,000,
respectively.

Goods and Services Tax [Policy Text Block]
Australian Goods and Services Tax (
“
GST
”
) and Canadian Harmonized Sales Tax (
“
HST
”
)

Revenues, expenses and assets are recognized net of the amount of associated GST and HST, unless the GST and HST incurred is not
recoverable from the taxation authority. In this case it is recognized as part of the cost of acquisition of the asset or as part of the expense. Receivables and payables are stated inclusive of the amount of GST and HST receivable or payable. The net amount of GST and HST recoverable from, or payable to, the taxation authority is included with other receivables or payables in the consolidated balance sheets.

Revenue [Policy Text Block]
Revenue Recognition

Revenue from products
a
nd services

A.   Significant accounting policy

We recognize revenue from all sources based on the provisions of ASC
606
Revenue from Contracts with Customers.

Revenue is measured based on a consideration specified in a contract with a customer. The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product or service to a customer.

The modified retrospective method was used in adopting the guidance of ASC
606.
There was
no
change in accounting principle and the financial statements were not
affected by the application of the guidance in ASC
606.

B.   Nature of goods and services

The following is a description of products and services from which the Company generates its revenue.

Products and services	Nature, timing of satisfaction of performance obligations, and significant payment terms
Point-of-care coagulation test devices
The Company recognizes revenue from sales of products at the time title of goods passes to the customer and the customer assumes the risks and rewards of ownership. The performance obligation is satisfied at a point in time when the products are shipped to the customer. The customer generally pays the Company within
60
days from receipt of invoice. The transaction price is fixed.

Coagulation testing services
These are services performed by HRL. Revenue is recognized when the testing services undertaken on behalf of the customer have been completed by HRL. The performance obligation is satisfied at a point in time when the tests are completed, and the results are forwarded to the customer. The customer pays HRL generally within
30
days from receipt of invoice. The transaction price is generally fixed.

C.   Disaggregation of revenue

In the following table, revenue is disaggregated by major product and service line, and timing of revenue recognition.

	Years Ended December 31,
	2020	2019
	A$	A$
Major product/service lines
Coagulation test devices	2,565,747	4,863,347
Coagulation testing services	568,528	1,094,669
Contract research and development	0	703,239
Quarterly service fees	0	164,577
Other services	68,334	71,367
	3,202,609	6,897,199

Timing of revenue recognition
Products and services transferred at a point in time	3,202,609	6,897,199
	3,202,609	6,897,199

D. Contract balances

The following table provides information about receivables, contract assets, and contract liabilities from contracts with customers.

	Years Ended December 31,
	2020	2019
	A$	A$
Receivables	73,073	116,626
Contract liabilities
- current	1,628,426	2,682,404
- non-current	0	1,421,680

Timing of revenue recognition
may
differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when we have satisfied our performance obligation and have the unconditional right to payment. A contract asset is an entity's right to payment for goods and services already transferred to a customer but that right to payment is conditional on something other than the passage of time. The contract assets are transferred to the receivables when the rights become unconditional. The contract liabilities primarily relates to the Company's obligation to transfer Xprecia Stride™ strips to Siemens for which the Company has received consideration from Siemens but the transfer has not
yet been completed.

Significant changes in the contract assets and the contract liabilities balances during the period are as follows:

	Years Ended December 31,
	2020	2019
	A$	A$
Contract Liabilities - Current
Opening balance	2,682,404	2,356,583
Closing balance	1,628,426	2,682,404
Increase/(decrease)	(1,053,978)	325,821
Contract Liabilities - Non-Current
Opening balance	1,421,680	3,463,737
Closing balance	0	1,421,680
Increase/(decrease)	(1,421,680)	(2,042,057)

Contract liabilities relates to an initial prepayment of
US$4,000,000
on
November 1, 2019
by Siemens towards future strip sales. The balance of the Siemens prepayment account as at
December 31, 2020
is
US$1,124,428
(
A$1,628,426
), reducing by
US$1,709,442
(
A$2,475,658
) during the year ended
December 31, 2020
as the Company supplied strips to Siemens.

E.   Transaction price allocated to the remaining performance obligations

There was a prepayment of
US$4,000,000
towards future strip sales by Siemens on
November 1, 2019.
US$1,709,442
has been recognized as revenue during the year ended
December 31, 2020
as the Company supplied strips to Siemens.

Revenue Recognition, Interest [Policy Text Block]	Interest Income Interest income is recognized as it accrues, taking into account the effective yield on the cash and cash equivalents.
Research and Development Tax Incentive Income [Policy Text Block]
Research and Development Tax Incentive Income

Research and development tax incentive income is recognized when there is reasonable assurance that the income will be received, the relevant expenditure has been incurred, and the consideration can be reliably measured. The research and development tax incentive is one
of the key elements of the Australian Government's support for Australia's innovation system and is supported by legislative law primarily in the form of the Australian Income Tax Assessment Act
1997
as long as eligibility criteria are met. Generally speaking, an entity which is an R&D entity involved in eligible R&D activities may
claim research and development tax incentive income as follows:

1.
as a
43.5%
refundable tax offset if aggregate turnover (which generally means an entity's total income that it derives in the ordinary course of carrying on a business, subject to certain exclusions) of the entity is less than
A$20,000,000,
or

2.	as a 38.5% non-refundable tax offset if aggregate turnover of the entity is more than A$20,000,000.

In accordance with SEC Regulation S-
X
Article
5
-
03,
the Company's research and development tax incentive income has been recognized as non-operating income as it is not
indicative of the core operating activities or revenue producing goals of the Company.

     Management has assessed the Company's research and development activities and expenditures to determine which activities and expenditures are likely to be eligible under the tax incentive regime described above. At each period end management estimates the refundable tax offset available to the Company based on available information at the time. This estimate is also reviewed by external advisors on an annual basis.

The Company has recorded research and development tax incentive income of
A$2,826,244
and
A$2,802,697
for the
2020
and
2019
financial year, respectively as the aggregate turnover of the Company did not
exceed
A$20,000,000.

Other Income [Policy Text Block]
Other Income

Other income is recognized when there is reasonable assurance that the income will be received, and the consideration can be reliably measured.

Other income is as follows for the relevant periods:

	Years Ended December 31,
	2020	2019
	A$	A$
Insurance recovery	674,083	0
Federal and state government subsidies	1,265,149	0
Rental income	180,631	41,900
Other income	2,988	15,267
	2,122,851	57,167

Insurance recovery represents
A$600,000
as partial reimbursement of our legal costs which was incurred during mediation with Siemens and the balance relates to insurance recovery of certain items damaged as a result of a water leak. Federal and state government subsidies which primarily includes Australian job keeper payments and Canada Emergency Wage Subsidy, represent assistance provided by these authorities as a stimulus during COVID-
19.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency

Functional and Reporting Currency

Items included in the financial statements of each of the Group's entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of UBI and UBS is AUD or A$ for all years presented. The functional currency of HRL is CAD$ for all years presented. To enhance the understandability of the information in the financial statements, certain disclosures are presented in US$.

The consolidated financial statements are presented using a reporting currency of Australian dollars.

Transactions and Balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of comprehensive income/(loss).

The Company has recorded foreign currency transaction (losses)/gains of (
A$167,952
) and
A$550,251
in each of the years ended
December 31, 2020
and
2019,
respectively.

The results and financial position of all the Group entities that have a functional currency different from the reporting currency are translated into the reporting currency as follows:

●	assets and liabilities for each balance sheet item reported are translated at the closing rate at the date of that balance sheet;

●
income and expenses for each income statement item reported are translated at average exchange rates (unless this is not
a reasonable approximation of the effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

●	all resulting exchange differences are recognized as a separate component of equity.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities are taken to the Accumulated Other Comprehensive Income.

Commitments and Contingencies, Policy [Policy Text Block]
Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. These were nil
as at
December 31, 2020
and
2019.
Purchase commitments contracted for as at
December 31, 2020
and
2019
were
A$369,779
and
A$220,569,
respectively. Contingent consideration as at
December 31, 2020
were
A$1,947,546
(equivalent to
US$1,500,000
) and
A$2,141,022
(equivalent to
US$1,500,000
) as at
December 31, 2019.
Pursuant to the Siemens Acquisition and the agreement dated
September 2019,
the Company has agreed to pay
US$1,500,000
to Siemens within
five
days of Siemens achieving a pre-defined milestone. The Company has the discretion of advising Siemens when the milestone is to be achieved but from the date notification is sent by the Company, Siemens has
90
days to fulfill this milestone. Notification has
not
yet been issued to Siemens. Once the milestone is achieved, it will enable UBI to use Siemens proprietary reagent which will allow UBI to access markets in certain jurisdictions.

Patent and License Costs [Policy Text Block]	Patent and License Costs Legal and maintenance fees incurred for patent application costs have been charged to expense and reported in general and administrative expense.
Clinical Trial Expenses [Policy Text Block]
Clinical Trial Expenses

Clinical trial costs are a component of research and development expenses. These expenses include fees paid to participating hospitals and other service providers, which conduct certain testing activities on behalf of the Company. Depending on the timing of payments to the service providers and the level of service provided, the Company records prepaid or accrued expenses relating to these costs.

These prepaid or accrued expenses are based on estimates of the work performed under service agreements.

Lessee, Leases [Policy Text Block]
Leased Assets

On
January 1, 2020,
the Company adopted the requirements of Accounting Standards Update (“ASU”)
No.
2016
-
02,
“Leases (Topic
842
)” (“ASU
No.
2016
-
02”
), using the modified retrospective method and used the effective date as the date of initial application. As a result of this adoption, the following accounting policies were implemented or changed.

At contract inception, the Company determines if the new contractual arrangement is a lease or contains a leasing arrangement. If a contract contains a lease, the Company evaluates whether it should be classified as an operating or a finance lease. Currently, all of the Company's leases have been classified as operating leases. Upon modification of the contract, the Company will reassess to determine if a contract is or contains a leasing arrangement.

The Company records lease liabilities based on the future estimated cash payments discounted over the lease term, defined as the non-cancellable time period of the lease, together with all the following:
●	periods covered by an option to extend the lease if the Company is reasonably certain to exercise the extension option; and
●	periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise the termination option.

Leases
may
also include options to terminate the arrangement or options to purchase the underlying lease property. The Company does not
separate lease and non-lease components of contracts. Lease components provide the Company with the right to use an identified asset, which consist of the Company's real estate properties and office equipment. Non-lease components consist primarily of maintenance services.

As an implicit discount rate is
not
readily determinable in the Company's lease agreements, the Company uses its estimated secured incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. For certain leases with original terms of
12
months or less, the Company recognizes lease expense as incurred and does not
recognize any lease liabilities. Short-term and long-term portions of operating lease liabilities are classified as lease liabilities in the Company's consolidated balance sheets.

A right-of-use (“ROU”) asset is measured as the amount of the lease liability with adjustments, if applicable, for lease incentives, initial direct costs incurred by the Company, and lease prepayments made prior to or at lease commencement. ROU assets are classified as operating lease right-of-use assets, net of accumulated amortization, on the company's condensed consolidated balance sheets. The Company evaluates the carrying value of ROU assets if there are indicators of potential impairment, and performs the analysis concurrent with the review of the recoverability of the related asset group. If the carrying value of the asset group is determined to not
be fully recoverable and is in excess of its estimated fair value, the Company will record an impairment loss in its consolidated statements of income and comprehensive income/(loss). The Company did not
recognize an impairment loss during the year ended
December 31, 2020.

Lease payments
may
be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Company's lease liability calculation. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

As part of the adoption of ASU
No.
2016
-
02,
the Company elected the following practical expedients:
1
) lease vs. non-lease components relating to the real estate asset class;
2
) the short-term lease exemption; and
3
) the package of practical expedients, which permits the Company to not
reassess prior conclusions about lease identification, lease classification, and initial direct costs under the new standard. In addition, the Company elected not
to adopt the practical expedient related to hindsight.

The Company's lease portfolio consists primarily of operating leases for office space and equipment and has remaining terms from
13
months up to
2.3
years, with contractual terms expiring from
2021
to
2023.
Lease contracts
may
include
one
or more renewal options that allow the Company to extend the lease term, typically from three
years per each renewal option. The exercise of lease options is generally at the discretion of the Company. Renewal options that are reasonably certain of exercise by the Company have been included in the lease term.
None
of the Company's leases contain residual value guarantees, substantial restrictions, or covenants. All the leases are substantially within Australia.

Supplemental balance sheet information related to the Company's leases was as follows:

Year Ended December 31, 2020
A$
Operating lease right-of-use assets:
Non-current	4,024,962
Operating lease liabilities:
Current	524,844
Non-current	3,594,531

Weighted average remaining lease terms (in years)	7.0
Weighted average discount rate	6.0%

The components of lease income/expense were as follows:

Year Ended December 31, 2020
A$
Fixed payment operating lease expense	771,693
Variable payment operating lease expense	-
Short-term lease expense	100,361
Sub-lease income	180,631

The sub-lease income was deemed an operating lease and has been disclosed as “Other Income” in the consolidated statements of comprehensive income/(loss).

Supplemental cash flow information related to the Company's leases were as follows:

Year Ended December 31, 2020
A$
Cash paid for amounts included in the measurement of liabilities	-
Operating cash flows from operating leases	677,235
ROU assets obtained in exchange for new operating lease liabilities	-

Future lease payments are as follows:

	Years Ended December 31,
	2020	2019
	A$	A$
2020	-	735,928
2021	768,731	665,014
2022	664,311	173,374
2023	669,331	1,188
2024	692,009	-
2025	716,229	-
Thereafter	1,701,985	-
Total future lease payments	5,212,597	1,575,504
Less: imputed interest	1,093,222	0
Total operating lease liabilities	4,119,375	1,575,504
Current	524,844	0
Non-current	3,594,531	0

As of
December 31, 2020,
the Company has
not
entered into any lease agreements that have
not
yet commenced. Subsequent to year end in
January 2021,
the lease for
1
Corporate Avenue was terminated and a new lease entered into simultaneously. The lease now expires on
December 31, 2025
with an option to renew the lease for
two
further terms of
five
years each.

Share-based Payment Arrangement [Policy Text Block]
Stock-based Compensation

We measure stock-based compensation at grant date, based on the estimated fair value of the award, and recognize the cost as an expense on a straight-line basis over the vesting period of the award. We estimate the fair value of stock options using the Trinomial Lattice model. We also grant our employees Restricted Stock Units (“RSUs”) and zero
exercise price employee options (“ZEPOs”). RSUs are stock awards granted to employees that entitle the holder to shares of common stock as the award vests. ZEPOs are stock options granted to employees that entitle the holder to shares of common stock as the award vests. The value of RSUs are determined and fixed on the grant date based on the Company's stock price. The exercise price of ZEPOs is nil.
See note
6
for further details.

We record deferred tax assets for awards that will result in deductions on our income tax returns, based on the amount of compensation cost recognized and our statutory tax rate in the jurisdiction in which we will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported in our income tax return are recorded in expense or in capital in excess of par value if the tax deduction exceeds the deferred tax assets or to the extent that previously recognized credits to paid-in-capital are still available if the tax deduction is less than the deferred tax asset.

Compensation Related Costs, Policy [Policy Text Block]
Employee Benefit Costs

The Company contributes
9.50%
of each eligible employee's salary to standard defined contribution superannuation funds on behalf of all UBS employees. Superannuation is a compulsory savings program whereby employers are required to pay a portion of an employee's remuneration to an approved superannuation fund that the employee is typically not
able to access until they have reached the statutory retirement age. Whilst the Company has a third
party default superannuation fund, it permits UBS employees to choose an approved and registered superannuation fund into which the contributions are paid. Contributions are charged to the consolidated statements of comprehensive income/(loss) as they become payable.

Pension and Other Postretirement Plans, Pensions, Policy [Policy Text Block]
Registered Retirement Savings Plan and Deferred Sharing Profit Plan

The Company provides eligible HRL employees a retirement plan. The retirement plan includes a Registered Retirement Savings Plan (“RRSP”) and Deferred Profit Sharing Plan (“DPSP”). The RRSP is voluntary and the employee contributions are matched by the Company up to a maximum of
5%
based on their continuous years of service and placed into the DPSP. The Company contributes
1%
to
2%
of the employee's base earnings towards the DPSP. The DPSP contributions are vested immediately.

Pension and Other Postretirement Plans, Nonpension Benefits, Policy [Policy Text Block]
Benefit Plan

The Company provides eligible HRL employees a Benefit Plan. In general, the Benefit Plan includes extended health care, dental care, basic life insurance, basic accidental death and dismemberment, and disability insurance.

Earnings Per Share, Policy [Policy Text Block]
Net
Income/(
Loss
)
per Share and Anti-dilutive Securities

Basic and diluted net income/(loss) per share is presented in conformity with ASC
260
– Earnings per Share. Basic and diluted net income/(loss) per share has been computed using the weighted-average number of common shares outstanding during the period. Diluted net income/(loss) per share is calculated by adjusting the basic net income/(loss) per share by assuming all dilutive potential ordinary shares are converted.

Comprehensive Income, Policy [Policy Text Block]
Total Comprehensive Income
/(Loss)

The Company follows ASC
220
– Comprehensive Income. Comprehensive income/(loss) is defined as the total change in shareholders' equity during the period other than from transactions with shareholders, and for the Company, includes net income/(loss).

The tax effect allocated to each component of other comprehensive income/(loss) is as follows:

	Before-Tax Amount	Tax(Expense)/ Benefit	Net-of-Tax Amount
	A$	A$	A$
2020
Foreign currency translation reserve	48,671	0	48,671
Reclassification for gains realised in net income	0	0	0
Other comprehensivegain	48,671	0	48,671

2019
Foreign currency translation reserve	(15,571)	0	(15,571)
Reclassification for gains realised in net income	0	0	0
Other comprehensive loss	(15,571)	0	(15,571)

Business Combinations Policy [Policy Text Block]
Business combinations

Business combinations are accounted for using the acquisition method of accounting. Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued or liabilities incurred or assumed. Acquisition related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognized directly in equity). Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost, the amount of any non-controlling interest and the fair value of any previous UBI equity interest in the acquiree, over the fair value of the identifiable net assets acquired.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

(a)	Recently adopted accounting pronouncements

ASU
No.2016
-
02,
“Leases”

On
February 25, 2016,
the FASB issued ASU
2016
-
02,
its new standard on accounting for leases. ASU
2016
-
02
introduces a lessee model that brings most leases on the balance sheet and eliminates the requirement in current U.S. GAAP for an entity to use bright-line tests in determining lease classification. The standard also requires lessors to increase the transparency of their exposure to changes in value of their residual assets and how they manage that exposure.

The new guidance became effective for public business entities for annual periods beginning after
December 15, 2018,
and interim periods therein. Early adoption was permitted. The Company deferred the adoption of this standard as is allowable for an Emerging Growth Company.

The Company adopted ASC
842
using the modified retrospective approach with an effective date of
January 1, 2020
for leases that existed on that date. Prior period results continue to be presented under ASC
840
based on the accounting standards originally in effect for such periods. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which, among other things, allows the Company to carry forward the historical lease classification. In connection with the adoption of ASC
842,
the Company recorded an impact of
A$4.32
million on its assets and
A$4.32
million on its liabilities for the recognition of operating lease right-of-use-assets and operating lease liabilities, respectively, which are primarily related to the lease of the Company's corporate headquarters and production facility in Rowville, Australia. The adoption of ASC
842
did
not
have a material impact on the Company's results of operations or cash flows.

Refer to ‘Leased assets' for further information surrounding the adoption.

ASU
No.2014
-
09,
“Revenue from Contracts with Customers
”

As an emerging growth Company, the Company adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU)
2014
-
09,
Revenue from Contracts with Customers (Topic
606
) effective from
January 1, 2019
and it did
not
have a material impact on the Company's consolidated financial statements.

UBI selected the modified retrospective method where the effect of applying the standard was recognized at the date of initial application, without restating previous years.

ASU
No.
2019
-
12,
“Income Taxes”

In
December 2019,
the FASB issued ASU
No.
2019
-
12
“Income Taxes (Topic
740
): Simplifying the Accounting for Income Taxes.” ASU
No.
2019
-
12
is intended to simplify various aspects related to accounting for income taxes, eliminates certain exceptions to the general principles in ASC Topic
740
related to intra-period tax allocation, simplifies when companies recognize deferred taxes in an interim period, and clarifies certain aspects of the current guidance to promote consistent application. This guidance is effective for public entities for fiscal years beginning after
December 15, 2020,
and for interim periods within those fiscal years, with early adoption permitted. The Company adopted this guidance on
December 31, 2020
and it has
not
had a material impact on the Company's consolidated financial statements.